Provisions	12 Months Ended
Jan. 31, 2018
Provisions [abstract]
Disclosure of provisions [text block]
17	Provisions

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's

CURRENT
Lease contributions	412	480	342	353
Onerous contracts	264	377	-	233
Make good	430	671	513	200
	1,106	1,528	855	786

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's

NON-CURRENT
Lease contributions	910	702	976	906
Onerous contracts	-	176	275	361
Make good	1,801	1,371	1,304	1,500
	2,711	2,249	2,555	2,767

	Lease	Onerous
	contributions	contracts	Make good	Total
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Opening balance at 1 February 2017	1,182	553	2,042	3,777
Additional provisions recognised	635	-	595	1,230
Unused amounts reversed	-	-	(658)	(658)
Unwinding of discounts	-	-	271	271
Amounts used during the year	(547)	(289)	(77)	(913)
Exchange differences	52	-	58	110
Balance at 31 January 2018	1,322	264	2,231	3,817

Opening balance at 1 July 2016	1,318	275	1,817	3,410
Additional provisions recognised	145	508	353	1,006
Unused amounts reversed	-	-	(112)	(112)
Unwinding of discounts	-	-	(9)	(9)
Amounts used during the period	(269)	(230)	-	(499)
Exchange differences	(12)	-	(7)	(19)
Balance at 31 January 2017	1,182	553	2,042	3,777

Onerous contracts

The onerous provision relates to a head office lease for which the space is not fully utilised. The provision is calculated using a pre-tax discount rate of 11.4% (2017: 11.4%, 2016: 11.4%, 2015: 11.4%).

Make good

In accordance with certain lease agreements, the Group must refurbish and restore the lease premises to a condition agreed with the landlord at the end of the lease term or as prescribed. The provision has been calculated using a pre-tax discount rate of 2% (2017: 2%, 2016: 2%, 2015: 4%), and other market assumptions and re-assessed annually.

During the 2018 financial year an additional $595 thousand was recognised in relation to new retail leases in Australia. As a result of the new Auckland office lease, make good requirements were reversed.